Exploration and Evaluation assets (Tables)	12 Months Ended
Apr. 30, 2025
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of costs related to the properties [Table Text Block]
		Balance		Additions		Balance		Additions		Balance
		April 30, 2023				April 30, 2024				April 30, 2025
Acquisition costs		$		$		$		$		$
Cash		26,140,301		-		26,140,301		-		26,140,301
Effective settlement of loans receivables		1,190,024		-		1,190,024		-		1,190,024
Shares		58,146,988		-		58,146,988		-		58,146,988
Subtotal		85,477,313		-		85,477,313		-		85,477,313

		Balance		Additions		Balance		Additions		Balance
		April 30, 2023				April 30, 2024				April 30, 2025
Exploration and evaluation expenses	$		$		$		$		$

Assays and analysis		8,302,436		3,069,729		11,372,165		1,136,066		12,508,231
Drilling		35,608,933		12,867,027		48,475,960		3,702,274		52,178,234
Engineering		1,184,053		47,252		1,231,305		788,141		2,019,446
Geological		8,495,371		5,922,035		14,417,406		4,015,763		18,433,169
Land, water use, and claims		807,891		20,727		828,618		2,078,063		2,906,681
Project development		3,328,264		7,600,897		10,929,161		12,105,108		23,034,269
Site administration		13,104,891		3,400,011		16,504,902		1,193,589		17,698,491
Test mine		-		-		-		565,302		565,302
Subtotal		70,831,839		32,927,678		103,759,517		25,584,306		129,343,823
		156,309,152		32,927,678		189,236,830		25,584,306		214,821,136
Effect of change in exchange rate		6,422,573		11,656,418		18,078,991		(11,551,104)		6,527,887
Total		162,731,725		44,584,096		207,315,821		14,033,202		221,349,023

Goanna Resources Sapi De Cv [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of cash payment and consideration shares issued [Table Text Block]
	Cash	Shares
	US$	#
Signing of nonbinding LOI (i)	100,000	-
Closing of the transaction (ii)	-	257,937
October 30, 2024 (iii)	150,000	-
3 months from effective date (iv)	-	476,190
January 30, 2025 (v)	275,000	-
6 months from effective date	-	535,714
April 30, 2025(vi)	225,000	-
9 months from effective date(vii)	-	595,238
July 30, 2025	350,000	-
12 months from effective date	-	714,286
October 30, 2025	300,000	-
15 months from effective date	-	833,333
January 30, 2026	375,000	-
18 months from effective date	-	952,381
July 30, 2026	1,300,000	-
24 months from effective date	-	1,190,476
	3,075,000	5,555,555

Disclosure of costs related to the properties [Table Text Block]
	Balance	Additions	Balance	Additions	Balance
	30-Apr-23		30-Apr-24		30-Apr-25
Acquisition costs	$	$	$	$	$
Cash	-	-	-	6,029,211	6,029,211
Shares	-	-	-	11,522,376	11,522,376
Transaction cost	-	-	-	70,699	70,699
Subtotal	-	-	-	17,622,286	17,622,286

	Balance	Additions	Balance	Additions	Balance
	30-Apr-23		30-Apr-24		30-Apr-25
Exploration costs	$	$	$	$	$
Land and reclamation fees	-	-	-	728,619	728,619
Subtotal	-	-	-	728,619	728,619
	-	-	-	18,350,905	18,350,905
Effect of change in exchange rate	-	-	-	-	-
Total	-	-	-	18,350,905	18,350,905

Disclosure of detailed information about costs related to properties [Table Text Block]
	Panuco - Copala	La Garra	El Richard and San Enrique	Others	Total
Cost
	$	$	$	$	$
As at April 30, 2023	162,731,725	-	-	-	162,731,725
Additions	32,927,678	-	1,390,673	-	34,318,351
Effect of change in exchange rate	11,656,418	-	-	-	11,656,418
As at April 30, 2024	207,315,821	-	1,390,673	-	208,706,494
Additions	25,584,306	18,350,905	543,016	17,670	44,495,897
Effect of change in exchange rate	(11,551,104)	-	(123,656)	-	(11,674,760)
As at April 30, 2025	221,349,023	18,350,905	1,810,033	17,670	241,527,631